Inventory (Details) - Schedule of Changes in Company’s Inventory Reserve - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Changes in Company’s Inventory Reserve [Abstract]
Inventory reserves – beginning of period	$ 32,759	$ 942
(Decrease) increase in inventory reserves	(2,914)	31,817
Inventory reserves – end of period	$ 29,845	$ 32,759